Summary of significant accounting policies - Narrative (Details) - Mobile Equipment, Tailings Dam and Equipment	12 Months Ended
Dec. 31, 2018
Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of property, plant and equipment	3 years
Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of property, plant and equipment	6 years